Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Hartford Funds Exchange-Traded Trust
Prospectus Date	rr_ProspectusDate	Nov. 28, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	JUNE 20, 2024SUPPLEMENT TO THEHARTFORD EXCHANGE-TRADED FUNDS PROSPECTUS
(HARTFORD SUSTAINABLE INCOME ETF)
DATED NOVEMBER 28, 2023, AS SUPPLEMENTED TO DATEIMPORTANT NOTICE REGARDING CHANGE IN NAME, INVESTMENT OBJECTIVE, AND INVESTMENT POLICYThis Supplement contains new and additional information regarding Hartford Sustainable Income ETF and should be read in connection with your Statutory Prospectus.Effective on September 30, 2024 (“Effective Date”), the name, investment objective, principal investment strategy, and contractual management fee rate of the Hartford Sustainable Income ETF (the “Fund”) will change, as described below. As a result of the changes to the principal investment strategy, the Fund’s non-fundamental policy to invest at least 80% of its assets in securities of issuers that the sub-adviser determines fit into its sustainability framework will be removed. Accordingly, the following changes are being made to the above referenced Statutory Prospectus on the Effective Date:(1) The Fund’s name will change to Hartford Strategic Income ETF. As a result, references to Hartford Sustainable Income ETF and Sustainable Income ETF in the above referenced Statutory Prospectus are deleted and replaced with Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF) and Strategic Income ETF, respectively.(2) Under the heading “Hartford Sustainable Income ETF Summary Section – Investment Objective” in the above referenced Statutory Prospectus, the sub-section entitled “Investment Objective” is deleted in its entirety and replaced with the following:INVESTMENT OBJECTIVE.The Fund seeks to provide current income and long-term total return.(3) Under the heading “Hartford Sustainable Income ETF Summary Section – Principal Investment Strategy” in the above referenced Statutory Prospectus, the sub-section entitled “Principal Investment Strategy” is deleted in its entirety and replaced with the following:PRINCIPAL INVESTMENT STRATEGY.The Fund seeks to achieve its investment objective by investing primarily in domestic and foreign debt securities that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), considers to be attractive from a yield perspective while considering total return. The Fund normally invests in non-investment grade debt securities (also known as “junk bonds”) and highly rated securities. The foreign debt securities in which the Fund invests include securities of emerging market issuers. The Fund may invest in various types of debt securities, including, but not limited to, corporate bonds; debt securities issued by foreign governments; U.S. government and agency securities; bank loans or loan participation interests in secured, second lien or unsecured variable, fixed or floating rate loans; and securitized debt (such as mortgage-related and asset-backed securities, including collateralized loan obligations). The Fund may use derivatives including futures contracts, swaps, options and forward foreign currency contracts, to manage portfolio risk, for efficient replication of securities the Fund could buy or for other investment purposes. The Fund seeks to be diversified across sectors, although the Fund is not required to invest in all sectors at all times and may invest 100% of its net assets in one sector if conditions warrant. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including securities acquired or sold in the “to be announced” (TBA) market. The Fund may invest in certain restricted securities, such as securities that are only eligible for resale pursuant to Rule 144A, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. The Fund may trade securities actively and may invest in debt securities of any maturity or duration. There is no limit on the average maturity of the Fund’s portfolio. The portfolio managers may allocate a portion of the Fund’s assets to specialists within Wellington Management who drive individual sector and security selection strategies. (4) Under the heading “Hartford Sustainable Income ETF Summary Section – Principal Risks” in the above referenced Statutory Prospectus, “Sustainable Investing Risk” is deleted in its entirety and the following risks are added after “Mortgage-Related and Asset-Backed Securities Risk”:Collateralized Loan Obligations Risk – Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.Currency Risk – The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency.(5) Under the heading “Hartford Sustainable Income ETF Summary Section - Past Performance” in the above referenced Statutory Prospectus, the following disclosure is added:The returns reflect the Fund’s performance when it pursued a different investment objective and principal investment strategy prior to September 30, 2024.
Hartford Sustainable Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	JUNE 20, 2024SUPPLEMENT TO THEHARTFORD EXCHANGE-TRADED FUNDS PROSPECTUS
(HARTFORD SUSTAINABLE INCOME ETF)
DATED NOVEMBER 28, 2023, AS SUPPLEMENTED TO DATEIMPORTANT NOTICE REGARDING CHANGE IN NAME, INVESTMENT OBJECTIVE, AND INVESTMENT POLICYThis Supplement contains new and additional information regarding Hartford Sustainable Income ETF and should be read in connection with your Statutory Prospectus.Effective on September 30, 2024 (“Effective Date”), the name, investment objective, principal investment strategy, and contractual management fee rate of the Hartford Sustainable Income ETF (the “Fund”) will change, as described below. As a result of the changes to the principal investment strategy, the Fund’s non-fundamental policy to invest at least 80% of its assets in securities of issuers that the sub-adviser determines fit into its sustainability framework will be removed. Accordingly, the following changes are being made to the above referenced Statutory Prospectus on the Effective Date:(1) The Fund’s name will change to Hartford Strategic Income ETF. As a result, references to Hartford Sustainable Income ETF and Sustainable Income ETF in the above referenced Statutory Prospectus are deleted and replaced with Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF) and Strategic Income ETF, respectively.(2) Under the heading “Hartford Sustainable Income ETF Summary Section – Investment Objective” in the above referenced Statutory Prospectus, the sub-section entitled “Investment Objective” is deleted in its entirety and replaced with the following:INVESTMENT OBJECTIVE.The Fund seeks to provide current income and long-term total return.(3) Under the heading “Hartford Sustainable Income ETF Summary Section – Principal Investment Strategy” in the above referenced Statutory Prospectus, the sub-section entitled “Principal Investment Strategy” is deleted in its entirety and replaced with the following:PRINCIPAL INVESTMENT STRATEGY.The Fund seeks to achieve its investment objective by investing primarily in domestic and foreign debt securities that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), considers to be attractive from a yield perspective while considering total return. The Fund normally invests in non-investment grade debt securities (also known as “junk bonds”) and highly rated securities. The foreign debt securities in which the Fund invests include securities of emerging market issuers. The Fund may invest in various types of debt securities, including, but not limited to, corporate bonds; debt securities issued by foreign governments; U.S. government and agency securities; bank loans or loan participation interests in secured, second lien or unsecured variable, fixed or floating rate loans; and securitized debt (such as mortgage-related and asset-backed securities, including collateralized loan obligations). The Fund may use derivatives including futures contracts, swaps, options and forward foreign currency contracts, to manage portfolio risk, for efficient replication of securities the Fund could buy or for other investment purposes. The Fund seeks to be diversified across sectors, although the Fund is not required to invest in all sectors at all times and may invest 100% of its net assets in one sector if conditions warrant. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including securities acquired or sold in the “to be announced” (TBA) market. The Fund may invest in certain restricted securities, such as securities that are only eligible for resale pursuant to Rule 144A, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. The Fund may trade securities actively and may invest in debt securities of any maturity or duration. There is no limit on the average maturity of the Fund’s portfolio. The portfolio managers may allocate a portion of the Fund’s assets to specialists within Wellington Management who drive individual sector and security selection strategies. (4) Under the heading “Hartford Sustainable Income ETF Summary Section – Principal Risks” in the above referenced Statutory Prospectus, “Sustainable Investing Risk” is deleted in its entirety and the following risks are added after “Mortgage-Related and Asset-Backed Securities Risk”:Collateralized Loan Obligations Risk – Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.Currency Risk – The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency.(5) Under the heading “Hartford Sustainable Income ETF Summary Section - Past Performance” in the above referenced Statutory Prospectus, the following disclosure is added:The returns reflect the Fund’s performance when it pursued a different investment objective and principal investment strategy prior to September 30, 2024.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and long-term total return.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing primarily in domestic and foreign debt securities that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), considers to be attractive from a yield perspective while considering total return. The Fund normally invests in non-investment grade debt securities (also known as “junk bonds”) and highly rated securities. The foreign debt securities in which the Fund invests include securities of emerging market issuers. The Fund may invest in various types of debt securities, including, but not limited to, corporate bonds; debt securities issued by foreign governments; U.S. government and agency securities; bank loans or loan participation interests in secured, second lien or unsecured variable, fixed or floating rate loans; and securitized debt (such as mortgage-related and asset-backed securities, including collateralized loan obligations). The Fund may use derivatives including futures contracts, swaps, options and forward foreign currency contracts, to manage portfolio risk, for efficient replication of securities the Fund could buy or for other investment purposes. The Fund seeks to be diversified across sectors, although the Fund is not required to invest in all sectors at all times and may invest 100% of its net assets in one sector if conditions warrant. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including securities acquired or sold in the “to be announced” (TBA) market. The Fund may invest in certain restricted securities, such as securities that are only eligible for resale pursuant to Rule 144A, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. The Fund may trade securities actively and may invest in debt securities of any maturity or duration. There is no limit on the average maturity of the Fund’s portfolio. The portfolio managers may allocate a portion of the Fund’s assets to specialists within Wellington Management who drive individual sector and security selection strategies.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The returns reflect the Fund’s performance when it pursued a different investment objective and principal investment strategy prior to September 30, 2024.
Hartford Sustainable Income ETF | Collateralized Loan Obligations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Collateralized Loan Obligations Risk – Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.
Hartford Sustainable Income ETF | Event Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
Hartford Sustainable Income ETF | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk – The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency.